EARNINGS (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 9 EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the numerators and denominators reflected in the basic and diluted earnings per share computations, as required by ASC 260, “Earnings per Share.”

Basic earnings per share (“EPS”) is computed by dividing reported earnings available to stockholders by the weighted average shares outstanding. We had net losses for the three and nine months ended September 30, 2024 and 2023 and the effect of including dilutive securities in the earnings per common share would have been anti-dilutive for the purpose of calculating EPS. Accordingly, all options, warrants, and shares potentially convertible into common shares were excluded from the calculation of diluted earnings per share for the three and nine months ended September 30, 2024 and 2023.

	Three months ended September 30, 2024 (UNAUDITED)	Three months ended September 30, 2023 (UNAUDITED)

Basic and Diluted EPS
Net Loss	$(555,011)	$(828,818)
Weighted Average Shares	2,115,307	2,005,159
Basic and Diluted Loss Per Share	$(0.26)	$(0.41)

	Nine months ended September 30, 2024 (UNAUDITED)	Nine months ended September 30, 2023 (UNAUDITED)

Basic and Diluted EPS
Net Loss	$(2,157,487)	$(2,136,453)
Weighted Average Shares	2,055,649	2,008,737
Basic and Diluted Loss Per Share	$(1.05)	$(1.07)